Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 July 2008 to 08 August 2008

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	460,486	43,911,561
Replenishment	0	0
Repurchased	(6,642)	(1,195,642)
Redemptions	(8,792)	(677,374)
Losses	(26)	(911)
Capitalised Interest	0	3,787	( * see below )
Other Movements	0	0
Carried Forward	445,026	42,041,421

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,692,652	152,060,893
Repurchased	(567,282)	(48,727,583)
Redemptions	(793,618)	(67,952,060)
Losses	(421)	(7,862)
Capitalised Interest	0	268,819	( * see above )
Other Movements	0	0
Carried Forward	445,026	42,041,421

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 July 2008 to 08 August 2008

All values are in thousands of pounds sterling unless otherwise stated
Prepayment Rates
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	1.54%	17.02%
3 Month	5.79%	21.21%
12 Month	24.25%	24.25%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	2.72%	23.71%
3 Month	6.73%	20.21%
12 Month	18.47%	18.47%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	4.27%	40.73%
3 Month	12.51%	41.42%
12 Month	42.72%	42.72%

Asset Profiles
Weighted Average Seasoning	37.76	months
Weighted Average Loan size	£94,469.58
Weighted Average LTV	65.91%	*** (see below)
Weighted Average Indexed LTV	62.20%	using Halifax House Price Index
Weighted Average Indexed LTV	60.66%	using Nationwide House Price Index
Weighted Average Remaining Term	17.64	Years

Product Type Analysis	£000's	%
Variable Rate	9,219,684	21.93%
Fixed Rate	18,397,326	43.76%
Tracker Rate	14,424,412	34.31%
	42,041,421	100.00%

As at 08 August 2008 approximately 17.51% of the loans were flexible loans

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 July 2008 to 08 August 2008

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	3,775,320	8.98%
Interest Only	15,029,808	35.75%
Repayment	23,236,293	55.27%
	42,041,421	100.00%

As at 08 August 2008 approximately 29.56% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	23,383,438	55.62%
Remortgage	18,657,983	44.38%
	42,041,421	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 May 2008	7.09%
01 March 2008	7.34%
01 January 2008	7.59%
01 August 2007	7.84%

Geographic Analysis
Region	Number	£000's	%
East Anglia	16,859	1,444,629	3.44%
East Midlands	23,608	1,886,408	4.49%
Greater London	76,728	9,560,415	22.74%
North	17,879	1,201,222	2.86%
North West	51,533	3,894,157	9.26%
Scotland	27,228	1,828,392	4.35%
South East	118,999	13,134,054	31.24%
South West	36,304	3,406,638	8.10%
Wales	20,620	1,487,360	3.54%
West Midlands	27,249	2,166,953	5.15%
Yorkshire and Humberside	27,587	1,993,280	4.74%
Unknown	432	37,913	0.09%
Total	445,026	42,041,421	100.00%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 July 2008 to 08 August 2008

All values are in thousands of pounds sterling unless otherwise stated
Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	38,938	1,442,780	3.43%	36.88
25.01 - 50.00	119,541	7,988,135	19.00%	39.66
50.01 - 75.00	168,352	18,147,911	43.17%	39.96
75.01 - 80.00	20,942	2,664,175	6.34%	35.15
80.01 - 85.00	28,824	4,047,355	9.63%	32.21
85.01 - 90.00	42,118	5,702,020	13.56%	33.77
90.01 - 95.00	26,311	2,049,045	4.87%	63.42
Total	445,026	42,041,421	100.00%	37.76

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	432,565	40,739,736	136	96.95%
1.00 - 1.99 months	6,959	732,625	5,969	1.74%
2.00 - 2.99 months	2,516	247,054	3,891	0.59%
3.00 - 3.99 months	1,071	104,821	2,343	0.25%
4.00 - 4.99 months	551	55,829	1,600	0.13%
5.00 - 5.99 months	353	36,847	1,272	0.09%
6.00 -11.99 months	656	67,152	3,420	0.16%
12 months and over	95	9,460	1,071	0.02%
Properties in Possession	260	26,157	2,038	0.06%
Total	445,026	42,019,681	21,740	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 July 2008 to 08 August 2008

All values are in thousands of pounds sterling unless otherwise stated
Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	32,310,974	11,600,587
Replenishment of Assets	0	0
Acquisition by Funding	0	0
Distribution of Principal Receipts	(241,069)	(1,631,947)
Allocation of Losses	(671)	(240)
Share of Capitalised Interest	2,788	999
Payment Re Capitalised Interest	(2,788)	2,788
Balance Carried Forward	32,069,234	9,972,187

Carried Forward Percentage	76.28009%	23.71991%

Minimum Seller Share	2,722,007	6.47%

Cash Accumulation Ledger
	£000's
Brought Forward	2,730,379
Additional Amounts Accumulated	241,740
Payment of Notes	(1,456,913)
Carried Forward	1,515,206

Target Balance	1,514,019	payable on 15th October 2008

	1,514,019

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 July 2008 to 08 August 2008

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
Quarter to 15/07/08	0.3592%
Quarter to 15/04/08	0.3174%
Quarter to 15/01/08	0.5229%
Quarter to 15/10/07	0.5859%

*Excess spread is calculated by reference to deferred consideration
(determined according to relevant accounting policies) for the period, adjusted for non-cash related items and items relating to amounts falling due after transfers to the first and second reserve funds in the
Funding Revenue Priority of Payments, expressed as a percentage of the average note balance over that period.

Reserve Funds	First Reserve	Second Reserve	Funding Reserve
Balance as at 15/07/08	£563,000,000.00	£0.00	£10,000,000.00
Required Amount as at 15/07/08	£563,000,000.00	£0.00	£10,000,000.00
Percentage of Notes	1.68%	0.00%	0.03%
Percentage of Funding Share	1.76%	0.00%	0.03%

Notes Outstanding
	£000's	Enhancement
AAA Notes Outstanding	31,252,520	8.62%
AA Notes Outstanding	894,322	5.96%
A Notes Outstanding	464,856	4.57%
BBB Notes Outstanding	972,232	1.68%
Total	33,583,930

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	216	24,888
Repossessed in Period	84	12,908
Sold in Period	(40)	(9,601)
Carried Forward	260	28,195

	Cumulative
	Number	£000's
Repossessed to date	2,214	362,344
Sold to date	(1,954)	(334,149)
Carried Forward	260	28,195

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 July 2008 to 08 August 2008

All values are in thousands of pounds sterling unless otherwise stated

Repossession Sales Information
Average time Possession to Sale	105	Days
Average arrears at time of Sale	£6,548

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th October, 2005, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance is in excess of £30 billion

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (1908) 343836
Facsimilie : +44 (1908) 343019
Email : Securitisation@Abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 July 2008 to 08 August 2008

All values are in thousands of pounds sterling unless otherwise stated
Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	5.81938%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	5.81938%	1.75%
Series 3 Class A	Holmes Financing No. 8	AAA/Aaa/AAA	€ 330,000,000	4.96300%	0.15%
Series 3 Class B	Holmes Financing No. 8	AA/Aa3/AA	€ 11,333,333	4.96300%	0.27%
Series 3 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	€ 19,166,667	4.96300%	0.85%
Series 4 Class A 1	Holmes Financing No. 8	AAA/Aaa/AAA	£900,000,000	5.81938%	0.15%
Series 4 Class A 2	Holmes Financing No. 8	AAA/Aaa/AAA	$500,000,000	2.79063%	0.14%
Series 4 Class B	Holmes Financing No. 8	AA/Aa3/AA	£39,900,000	5.81938%	0.30%
Series 4 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	£68,000,000	5.81938%	0.90%
Series 2 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	$2,175,000,000	2.79063%	0.06%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	4.96300%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	5.81938%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	5.81938%	0.09%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 1,000,000,000	4.96300%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	4.96300%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	5.81938%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	4.96300%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	5.81938%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	4.96300%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	5.81938%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	2.79063%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	5.81938%	0.09%
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	2.79063%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	2.79063%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	2.79063%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	2.79063%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	2.79063%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	4.96300%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	5.81938%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	4.96300%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	5.81938%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	4.96300%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	5.81938%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	4.96300%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	5.81938%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	2.79063%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	4.96300%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	4.96300%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	5.81938%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	2.79063%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	4.96300%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	5.81938%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	2.79063%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	4.96300%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	5.81938%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	4.96300%	0.14%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 July 2008 to 08 August 2008

All values are in thousands of pounds sterling unless otherwise stated
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	5.81938%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	4.96300%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	5.81938%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	4.96300%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	5.81938%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	2.79063%	0.10%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	3.11429%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	2.79063%	0.05%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	2.79063%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	4.96300%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	5.81938%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	2.79063%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	4.96300%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	5.81938%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	2.79063%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	4.96300%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	5.81938%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	2.79063%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	4.96300%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	5.81938%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	2.79063%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	5.38800%	0.29%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	4.81200%	0.31%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	4.81300%	0.32%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	5.81938%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	5.81938%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	5.81938%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	4.74800%	0.44%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	4.75000%	0.41%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	5.38800%	0.47%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	4.74700%	0.44%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	5.81938%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	5.81938%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	5.81938%	2.25%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 July 2008 to 08 August 2008

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1
02Q3	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-
05Q2	-	1,001	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-
06Q4	-	-	1,018	-	-	-	-	-	-
07Q1	-	812	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-
07Q3	575	-	-	679	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	771	-	-	-
08Q2	-	221	-	388	-	600	715	-	-
08Q3	-	221	-	388	-	-	715	-	-

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 July 2008 to 08 August 2008

All values are in thousands of pounds sterling unless otherwise stated

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1
08Q3	-	-	-	-	-	-	-	-	-
08Q4	-	221	1,272	-	-	-	-	-	-
09Q1	-	1,171	-	-	-	-	-	-	-
09Q2	-	-	-	342	-	-	-	-	-
09Q3	-	-	-	342	397	-	-	-	-
09Q4	-	-	-	-	397	-	-	-	-
10Q1	-	-	453	-	-	386	-	-	-
10Q2	-	-	453	-	-	386	1,664	-	-
10Q3	250	-	600	-	-	-	-	-	-
10Q4	-	-	-	1,526	1,632	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	-
11Q2	-	-	-	-	-	2,649	654	-	-
11Q3	-	-	-	-	-	-	654	-	-
11Q4	-	-	-	-	-	-	654	-	-
12Q1	-	-	-	-	-	-	-	918	-
12Q2	-	-	-	-	-	-	-	918	-
12Q3	-	-	-	-	-	-	377	918	-
12Q4	-	-	-	-	-	515	-	-	-
13Q1	-	-	-	-	-	-	-	742	-
13Q2	-	-	-	-	-	-	-	742	-
13Q3	-	-	-	-	-	-	-	742	-
13Q4	-	-	-	-	-	-	-	-	-
14Q1	-	-	-	-	-	-	-	593	-
14Q2	-	-	-	-	-	-	-	593	-
14Q3	-	-	-	-	-	-	-	593	-
14Q4	-	-	-	-	-	-	-	-	7,500
15Q1	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 July 2008 to 08 August 2008

All values are in thousands of pounds sterling unless otherwise stated